Stockholders' Equity (Details) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 13, 2023	Aug. 14, 2023	Feb. 28, 2023	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Jan. 04, 2024	Dec. 28, 2023	Dec. 31, 2021
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, par value					$ 0.0001				$ 0.0001	[1]	$ 0.0001	[1]		$ 0.0001
Common stock, authorized					3,254,475,740				500,000,000	[1]	500,000,000	[1]
Common stock, voting rights					Common Stock are entitled to vote on a 1 share/1 vote basis				common stock are entitled to vote on a 1 share/1 vote basis
Warrants expired					20,960,439				20,960,439
Number of warrants issued		18,181,817
Warrants term		5 years							5 years
Warrants exercise price		$ 0.033							$ 0.033
Exercise price of the warrants					300.00%				300.00%
Exceeds price					$ 500,000				$ 500,000
Warrant redeemed					$ 0.001				$ 0.001
Share-based compensation expense					$ 537,197	$ 5,032			$ 2,253,793		$ 19,908
General and administrative expenses					382,074	3,611			1,612,173		14,146
Share based compensation relating to research and development expenses					$ 155,123	$ 1,421			$ 641,620		$ 5,762
Common stock, outstanding					495,454,546				495,454,546	[1]	437,735,093	[1]
Private placement	$ 200,000	$ 5,025,000							$ 5,225,000
Private Placement, shares				330,952,906
Share exchange totaled									$ 571,796
Preferred stock, authorized					12,500,000				12,500,000	[1]	12,500,000	[1]
Preferred stock, par value					$ 0.0001				$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock, outstanding					10,463,363				10,463,363	[1]	7,576,999	[1]
Share-based compensation expense									$ 2,253,793		$ 19,908
Unrecognized compensation									$ 2,047,973
Weighted average period											11 months 15 days
Warrants [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Warrants to purchase common shares					510,794,865				510,794,865
Private Dror Shareholders [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Number of warrants issued		489,834,426
Private Placement Common Stock Warrants [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Number of warrants issued		456,818,176							18,181,817
Warrants [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
closing stock price per share									$ 2.33		$ 2.72				$ 0.01
Minimum [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, authorized														500,000,000
Maximum [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, authorized														3,254,475,740
Common Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, par value													$ 0.0001
Private Placement, shares						(330,952,906)	[2]		(330,952,906)	[3]
Common Stock [Member] | Minimum [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, authorized													500,000,000
Common Stock [Member] | Maximum [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, authorized													3,254,475,740
Treasury Stock, Common [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares of Common Stock were returned			330,952,906
Equity Incentive Plan [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Options outstanding					163,142,084				163,142,084
Share-based compensation expense					$ 4,261,809				$ 4,261,809
Share exchange					$ 1,420,603				$ 1,420,603
closing stock price per share									$ 2.33		$ 2.72				$ 0.01
Fair value of stock options									$ 1,420,603		$ 19,225
Weighted average grant per share									$ 0.03		$ 1.38
Common Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, par value														$ 0.0001
Common Stock [Member] | Minimum [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, authorized														500,000,000
Common Stock [Member] | Maximum [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Common stock, authorized														3,254,475,740
Series A Preferred Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Preferred stock, outstanding											7,576,999
Stock conversion price									$ 0.011
Common shares issuable per share converted									100
Series A Preferred Stock [Member] | Preferred Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Private Placement, shares							[2]	2,886,364		[3]
Preferred Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Preferred stock, authorized									12,500,000
Preferred stock, par value									$ 0.0001
Private Placement [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Private placement									$ 5,225,000
Private Placement [Member] | Warrants [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Number of warrants issued		456,818,176
Private Placement [Member] | Common Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Private Placement, shares									186,363,631
Private Placement [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Private Placement, shares									2,886,364

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1
[2]	The number of Common and Series A Preferred Stock outstanding were retroactively adjusted as a result of a reverse merger. See Note 1 and Note 5.
[3]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1